Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Nov. 30, 2014
Quarterly Results of Operations (Unaudited)
Summary of quarterly results of operations

	Quarter ended
2014	February 28	May 31	August 31	November 30
	(in thousands, except per share data)
Net sales	$21,388	$21,850	$25,718	$15,269
Gross profit	9,518	10,699	12,438	7,068
(Loss) income before taxes	(5,670)	3,123	(667)	(30,327)
Income tax (benefit) expense	(1,875)	1,189	(174)	(4,199)

Income (loss) from continuing operations	(3,795)	1,934	(493)	(26,128)
Income (loss) from discontinued operations, net of tax	1,616	405	769	(2,024)

Net (loss) income and comprehensive (loss) income	$(2,179)	$2,339	$276	$(28,152)

Net (loss) income per share:
Income (loss) from continuing operations	$(0.06)	$0.03	$(0.01)	$(0.39)
Income (loss) from discontinued operations	0.02	0.01	0.01	(0.03)

(Loss) income per common share—basic	$(0.03)	$0.03	$0.00	$(0.42)

Income (loss) from continuing operations	$(0.06)	$0.03	$(0.01)	$(0.39)
Income (loss) from discontinued operations	0.02	0.01	0.01	(0.03)

(Loss) income per common share—diluted	$(0.03)	$0.03	$0.00	$(0.42)

	Quarter ended
2013	February 29	May 31	August 31	November 30
	(in thousands, except per share data)
Net sales	$2,919	$3,011	$2,992	$19,495
Gross profit	1,952	2,159	2,040	7,815
(Loss) income before taxes	(1,451)	(1,313)	(2,806)	(4,980)
Income tax (benefit) expense	(563)	(509)	(1,064)	(998)

Income (loss) from continuing operations	(888)	(804)	(1,742)	(3,982)
Income (loss) from discontinued operations, net of tax	(5,501)	1,977	1,456	2,170

Net (loss) income and comprehensive (loss) income	$(6,389)	$1,173	$(286)	$(1,812)

Net (loss) income per share:
Income (loss) from continuing operations	$(0.01)	$(0.01)	$(0.03)	$(0.06)
Income (loss) from discontinued operations	(0.08)	0.03	0.02	0.03

(Loss) income per common share—basic	$(0.10)	$0.02	$(0.00)	$(0.03)

Income (loss) from continuing operations	$(0.01)	$(0.01)	$(0.03)	$(0.06)
Income (loss) from discontinued operations	(0.08)	0.03	0.02	0.03

(Loss) income per common share—diluted	$(0.10)	$0.02	$(0.00)	$(0.03)